Income Taxes (Details 3)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Statutory U.S. income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal benefit	2.30%	2.10%	2.10%
Other, net	(1.00%)	(0.70%)	(1.80%)
Effective tax rate	36.30%	36.40%	35.30%